Derivative Liability (Details - Derivative liabilities) - USD ($)		12 Months Ended
	Aug. 19, 2025	Dec. 31, 2025	Dec. 31, 2024
Derivative Instruments, Gain (Loss) [Line Items]
Derivative liability, balance		$ 1,055,233
Relassification to additional paid in capital	$ (1,604,000)	(1,604,000)	$ 0
Derivative Liability, Current		0	1,055,233
Fair Value, Inputs, Level 3 [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative liability, balance		1,055,233	0
Settlements		(2,481,000)
Relassification to additional paid in capital		(1,604,000)
Loss on change in fair value of derivative		2,002,767
Derivative Liability, Current		0	1,055,233
Fair Value, Inputs, Level 3 [Member] | Debt Discounts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Addition of new derivatives		$ 1,027,000	645,457
Fair Value, Inputs, Level 3 [Member] | Loss On Derivatives [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Addition of new derivatives			$ 409,776